UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Dreman Small Cap Value Fund
	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 12.6%
Auto Components 2.4%
American Axle & Manufacturing Holdings, Inc.* (a)	2,142,596	23,932,797
Cooper Tire & Rubber Co.	1,198,489	23,957,795

		47,890,592
Diversified Consumer Services 0.6%
Hillenbrand, Inc. (a)	360,762	6,537,008
Matthews International Corp. "A" (a)	182,340	5,457,436

		11,994,444
Hotels, Restaurants & Leisure 2.4%
Brinker International, Inc. (a)	633,065	21,815,420
CEC Entertainment, Inc.	140,949	4,187,595
International Speedway Corp. "A" (a)	824,575	21,941,941

		47,944,956
Household Durables 2.0%
Helen of Troy Ltd.* (a)	641,570	20,170,961
Jarden Corp. (a)	441,569	21,341,030

		41,511,991
Media 1.7%
John Wiley & Sons, Inc. "A"	253,941	12,529,449
Meredith Corp. (a)	700,120	22,795,907

		35,325,356
Specialty Retail 0.5%
Ascena Retail Group, Inc.*	553,618	10,961,636
Textiles, Apparel & Luxury Goods 3.0%
Hanesbrands, Inc.* (a)	775,790	25,158,869
The Jones Group, Inc. (a)	1,934,103	24,505,085
Wolverine World Wide, Inc. (a)	226,090	10,633,013

		60,296,967
Consumer Staples 1.0%
Food Products
Ingredion, Inc. (a)	395,614	21,295,902
Energy 4.2%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc.* (a)	493,153	22,823,121
Superior Energy Services, Inc.*	877,149	18,218,385

		41,041,506
Oil, Gas & Consumable Fuels 2.2%
Energen Corp. (a)	428,760	21,888,198
Tesoro Corp.	261,747	10,401,826
W&T Offshore, Inc. (a)	652,024	11,253,934

		43,543,958
Financials 31.4%
Capital Markets 2.0%
Federated Investors, Inc. "B" (a)	827,483	17,559,189
Waddell & Reed Financial, Inc. "A" (a)	808,888	23,943,085

		41,502,274
Commercial Banks 13.2%
Associated Banc-Corp. (a)	2,098,285	27,193,774
BancorpSouth, Inc. (a)	1,337,067	19,708,368
Bank of Hawaii Corp. (a)	483,885	22,370,003
Chemical Financial Corp. (a)	263,618	6,047,397
City National Corp. (a)	183,750	9,435,562
East West Bancorp., Inc.	778,110	17,071,733
First Midwest Bancorp., Inc. (a)	607,440	7,173,866
FirstMerit Corp. (a)	1,395,735	21,899,082
Fulton Financial Corp. (a)	2,533,225	24,648,279
Glacier Bancorp., Inc. (a)	339,857	5,237,196
Hancock Holding Co. (a)	714,700	21,183,708
Independent Bank Corp. (a)	156,250	4,556,250
International Bancshares Corp. (a)	284,637	5,197,472
Lakeland Financial Corp. (a)	170,210	4,520,778
NBT Bancorp., Inc. (a)	238,496	5,015,571
Prosperity Bancshares, Inc. (a)	356,396	15,004,272
S&T Bancorp., Inc. (a)	91,033	1,579,422
TCF Financial Corp. (a)	1,152,422	12,814,933
Umpqua Holdings Corp. (a)	263,120	3,325,837
Webster Financial Corp. (a)	523,304	11,135,909
WesBanco, Inc. (a)	151,305	3,074,518
Wintrust Financial Corp. (a)	533,886	19,972,675

		268,166,605
Diversified Financial Services 0.5%
Interactive Brokers Group, Inc. "A" (a)	671,741	9,283,461
Insurance 7.0%
Allied World Assurance Co. Holdings AG (a)	257,686	20,236,082
Aspen Insurance Holdings Ltd. (a)	819,110	23,819,719
Endurance Specialty Holdings Ltd. (a)	418,508	15,823,787
Hanover Insurance Group, Inc.	564,250	20,138,082
Montpelier Re Holdings Ltd. (a)	615,400	13,268,024
Platinum Underwriters Holdings Ltd. (a)	443,149	17,610,741
Protective Life Corp. (a)	828,383	23,401,820
Symetra Financial Corp.	699,845	8,552,106

		142,850,361
Real Estate Investment Trusts 7.4%
Brandywine Realty Trust (REIT) (a)	1,974,580	24,089,876
CBL & Associates Properties, Inc. (REIT) (a)	1,025,295	21,910,554
CommonWealth REIT (REIT)	1,109,719	16,612,493
Duke Realty Corp. (REIT)	1,196,259	17,345,756
Hospitality Properties Trust (REIT)	923,201	22,221,448
OMEGA Healthcare Investors, Inc. (REIT) (a)	1,083,955	26,036,599
Pennsylvania Real Estate Investment Trust (REIT) (a)	1,364,665	21,452,534

		149,669,260
Thrifts & Mortgage Finance 1.3%
Washington Federal, Inc. (a)	1,635,360	26,329,296
Health Care 5.7%
Health Care Equipment & Supplies 1.4%
Hill-Rom Holdings, Inc.	181,731	5,039,401
Teleflex, Inc. (a)	357,735	23,621,242

		28,660,643
Health Care Providers & Services 2.1%
LifePoint Hospitals, Inc.* (a)	551,585	22,295,065
Owens & Minor, Inc. (a)	722,319	20,217,709

		42,512,774
Life Sciences Tools & Services 2.2%
Charles River Laboratories International, Inc.*	658,480	23,915,994
PerkinElmer, Inc.	761,895	20,799,733

		44,715,727
Industrials 17.9%
Aerospace & Defense 3.1%
Alliant Techsystems, Inc.	423,066	20,726,003
Curtiss-Wright Corp. (a)	679,496	20,425,650
Esterline Technologies Corp.* (a)	356,755	21,333,949

		62,485,602
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	345,961	6,995,331
McGrath RentCorp. (a)	118,294	2,978,643
The Brink's Co. (a)	864,020	19,233,085
The Geo Group, Inc.* (a)	790,777	20,805,343

		50,012,402
Construction & Engineering 2.5%
EMCOR Group, Inc. (a)	357,065	9,865,706
Foster Wheeler AG*	1,144,559	25,065,842
Tutor Perini Corp.* (a)	1,487,629	15,783,744

		50,715,292
Electrical Equipment 2.5%
Brady Corp. "A"	365,175	10,254,114
EnerSys* (a)	571,374	21,283,682
General Cable Corp.* (a)	709,983	19,233,439

		50,771,235
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	386,654	20,237,470
Machinery 4.6%
Barnes Group, Inc. (a)	462,250	10,941,458
Briggs & Stratton Corp. (a)	1,169,951	20,263,551
Crane Co.	525,221	19,953,146
ITT Corp. (a)	1,055,985	21,014,101
NACCO Industries, Inc. "A"	28,848	3,069,427
SPX Corp.	295,135	18,859,127

		94,100,810
Road & Rail 0.9%
Ryder System, Inc.	455,165	18,211,152
Trading Companies & Distributors 0.9%
Aircastle Ltd. (a)	1,634,575	18,666,846
Information Technology 13.7%
Communications Equipment 3.3%
Arris Group, Inc.* (a)	1,669,296	22,752,504
Brocade Communications Systems, Inc.*	4,050,529	23,493,068
Plantronics, Inc. (a)	575,230	20,512,702

		66,758,274
Computers & Peripherals 2.5%
Lexmark International, Inc. "A" (a)	588	12,765
NCR Corp.*	861,449	19,287,843
QLogic Corp.*	1,402,470	17,068,060
Synaptics, Inc.* (a)	469,378	14,278,479

		50,647,147
Electronic Equipment, Instruments & Components 1.4%
Celestica, Inc.*	695,000	5,414,050
Ingram Micro, Inc. "A"*	1,214,449	18,544,636
TTM Technologies, Inc.*	486,319	5,154,982

		29,113,668
IT Services 2.0%
CACI International, Inc. "A"* (a)	366,680	19,577,045
DST Systems, Inc.	421,580	21,449,991

		41,027,036
Semiconductors & Semiconductor Equipment 3.0%
Amkor Technology, Inc.* (a)	3,371,937	15,814,385
Microsemi Corp.* (a)	1,184,750	23,588,372
PMC-Sierra, Inc.* (a)	3,633,140	21,253,869

		60,656,626
Software 1.5%
JDA Software Group, Inc.* (a)	698,609	21,517,157
Websense, Inc.* (a)	576,570	8,867,647

		30,384,804
Materials 7.8%
Chemicals 3.1%
A. Schulman, Inc. (a)	235,880	5,729,525
Cabot Corp.	471,409	16,419,176
Huntsman Corp.	1,078,985	15,515,804
Koppers Holdings, Inc. (a)	145,884	4,728,100
Olin Corp. (a)	1,015,620	21,764,737

		64,157,342
Metals & Mining 4.7%
AMCOL International Corp. (a)	267,280	8,037,110
AuRico Gold, Inc.*	2,498,827	17,316,871
Coeur d'Alene Mines Corp.* (a)	995,573	22,888,223
Pan American Silver Corp.	380,064	6,689,126
Steel Dynamics, Inc. (a)	1,352,713	16,530,153
Thompson Creek Metals Co., Inc.* (a)	2,898,641	8,174,168
Worthington Industries, Inc. (a)	722,082	15,091,514

		94,727,165
Utilities 4.2%
Electric Utilities 3.3%
IDACORP, Inc. (a)	504,936	20,929,597
NV Energy, Inc. (a)	1,324,203	23,226,521
Portland General Electric Co. (a)	818,029	21,955,898

		66,112,016
Multi-Utilities 0.9%
TECO Energy, Inc. (a)	1,067,020	18,523,467

Total Common Stocks (Cost $1,731,439,313)		2,002,806,063
Exchange-Traded Fund 0.6%
iShares Russell 2000 Index Fund (a) (Cost $10,911,538)	141,085	11,454,691
Securities Lending Collateral 40.0%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $813,439,913)	813,439,913	813,439,913
Cash Equivalents 0.8%
Central Cash Management Fund, 0.14% (b) (Cost $16,819,259)	16,819,259	16,819,259
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,572,610,023) †	139.9	2,844,519,926
Other Assets and Liabilities, Net (a)	(39.9)	(810,592,451)

Net Assets	100.0	2,033,927,475

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,578,972,759.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $265,547,167.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $390,854,567 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $125,307,400.

(a)
All or a portion of these securities were on loan amounting to $785,264,273. In addition, included in other assets and liabilities, net are pending sales, amounting to $13,756,287, that is also on loan. The value of all securities loaned at August 31, 2012 amounted to $799,020,560 which is 39.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$2,002,806,063	$—	$—	$2,002,806,063
Exchange-Traded Fund	11,454,691	—	—	11,454,691
Short-Term Investments(d)	830,259,172	—	—	830,259,172
Total	$2,844,519,926	$—	$—	$2,844,519,926

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012